SHARE-BASED PAYMENTS	12 Months Ended
Jul. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
Share-Based Compensation Plans

The Company has adopted share-based compensation plans in order to provide incentives to directors, officers, employees and other individuals providing services to or on behalf of the Company and its subsidiaries. On June 12, 2020, the Company's Board of Directors adopted, subject to stockholder approval, the Steel Connect, Inc. 2020 Stock Incentive Compensation Plan ("2020 Incentive Plan"), and on July 23, 2020, the 2020 Incentive Plan was approved. The 2020 Incentive Plan provides that the Company may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and other cash based-awards. The 2020 Incentive Plan replaced the 2010 Incentive Award Plan, as amended (the "2010 Incentive Plan"). The Company also has a 2005 Non-Employee Director Plan (the "2005 Director Plan"). As of July 23, 2020, no additional grants may be issued under the 2010 Incentive Plan. Any awards that are outstanding under the 2010 Incentive Plan continue to be subject to the terms and conditions of such plan. Under the 2020 Incentive Plan, the Company may grant up to 4,945,000 shares of common stock of the Company in addition to (i) 3,668,143 shares of common stock previously available for issuance under the 2010 Incentive Plan and (ii) up to 1,060,523 shares of common stock subject to outstanding awards under the 2010 Incentive Plan, which if forfeited or lapse unexercised or are settled in cash and are not issued under the prior plan for any reason, may be issued under the 2020 Incentive Plan. As of July 31, 2021, 8,442,623 shares were available for future issuance under the 2020 Incentive Plan.

The Board administers all stock plans, approves the individuals to whom options will be granted, and determines the number of shares and exercise price of each option and may delegate this authority to a committee of the Board or to certain officers of the Company in accordance with Securities and Exchange Commission ("SEC") regulations and applicable Delaware law.

During the fiscal year ended July 31, 2021, the Company awarded stock-based compensation under the 2020 Incentive Plan. During the fiscal year ended July 31, 2020, the Company awarded stock-based compensation under the 2010 Incentive Plan and 2005 Director Plan.

On December 15, 2017, under the 2010 Incentive Plan, the Board, upon the recommendation of the Special Committee and the Company's Compensation Committee, approved 4.0 million restricted stock grants and 1.5 million market based restricted stock grants to non-employee directors of the Company. The 4.0 million restricted stock vested immediately on the grant date. The 1.5 million market based restricted stock grants do not expire and vest upon the attainment of target stock price hurdles. As of July 31, 2019, 1.0 million of the market based restricted stock grants had met the target stock price hurdles. The restricted stock grants and market based restricted stock grants were fully expensed as of July 31, 2020. As discussed in Note 10, on August 13, 2021, the Company, together with certain of its current and former directors of the Board, entered into a memorandum of understanding with Donald Reith in connection with the settlement of the Reith v. Lichtenstein, et al., C.A. No. 2018-0277-MTZ (Del. Ch. 2018) class and derivative action. Under the MOU and separate letter agreements between the Company and recipients of the 5.5 million restricted stock and market based restricted stock awards granted In December 2017, the non-employee directors agreed to surrender to the Company an aggregate 2.9 million vested shares and 0.5 million unvested shares.

The following table summarizes share-based compensation expense for the fiscal years ended July 31, 2021 and 2020:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Selling, general and administrative	591	720
	$591	$720

Stock Options

A summary of option activity for the fiscal year ended July 31, 2021 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
	(In thousands, except exercise price and years)
Stock options outstanding, July 31, 2020	174	$4.30
Granted	—	—
Exercised	—	—
Forfeited or expired	(162)	4.37
Stock options outstanding, July 31, 2021	12	3.41	0.2
Stock options exercisable, July 31, 2021	12	$3.41	0.2

As of July 31, 2021, there was no unrecognized share-based compensation related to stock options. The aggregate intrinsic value of the outstanding awards is immaterial.

Restricted Stock

Restricted stock consists of shares of common stock that are subject to restrictions on transfer and risk of forfeiture until the fulfillment of specified conditions. Restricted stock is expensed ratably over the term of the restriction period, ranging from one to five years unless there are performance conditions placed on the restricted stock, in which case the restricted stock is expensed using graded vesting. Restricted stock compensation expense for the fiscal years ended July 31, 2021 and 2020 was $0.6 million and $0.7 million, respectively.

A summary of the activity of the Company's restricted stock for the fiscal year ended July 31, 2021, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
	(Share amounts in thousands)
Nonvested stock outstanding, July 31, 2020	1,345	$0.95
Granted	416	1.32
Vested	(645)	0.94
Forfeited	—	—
Nonvested stock outstanding, July 31, 2021	1,116	$1.09

The fair value of restricted shares is determined based on the market price of the Company's common stock on the grant date. The total grant date fair value of restricted stock that vested during the fiscal years ended July 31, 2021 and 2020 was approximately $0.7 million and $0.8 million, respectively. As of July 31, 2021, there was approximately $0.5 million of total unrecognized compensation cost related to restricted stock to be recognized over a weighted average period of 0.8 years.

Employee Stock Purchase Plan
The Company offers to its employees an Employee Stock Purchase Plan (the "ESPP") under which an aggregate of 600,000 shares of the Company's stock may be issued. Employees who elect to participate in the ESPP instruct the Company to withhold a specified amount through payroll deductions during each quarterly period. On the last business day of each applicable quarterly payment period, the amount withheld is used to purchase the Company's common stock at a purchase price equal to 85% of the lower of the market price on the first or last business day of the quarterly period. During the fiscal years ended July 31, 2021 and 2020, the Company issued approximately 9,145 and 22,000 shares, respectively, under the ESPP. Approximately 77,815 shares are available for future issuance as of July 31, 2021.